PRINCIPAL TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Principal Transactions Revenue, Net [Abstract]
PRINCIPAL TRANSACTIONS	PRINCIPAL TRANSACTIONSPrincipal transactions revenue consists of realized and unrealized gains and losses from trading activities. Trading activities include revenues from fixed income, equities, credit and commodities products and foreign exchange transactions that are managed on a portfolio basis and characterized below based on the primary risk managed by each trading desk. Not included in the table below is the impact of net interest income related to trading activities, which is an integral part of trading activities’ profitability. See Note 4 for information about net interest income related to trading activities. Principal transactions include CVA (credit valuation adjustments) and FVA (funding valuation adjustments) on over-the-counter derivatives, and gains (losses) on certain economic hedges on loans in ICG. These adjustments are discussed further in Note 24.
In certain transactions, Citi incurs fees and presents these fees paid to third parties in operating expenses.
The following table presents Principal transactions revenue:

In millions of dollars	2021	2020	2019
Interest rate risks(1)	$2,790	$5,561	$3,831
Foreign exchange risks(2)	3,886	4,158	3,850
Equity risks(3)	2,197	1,343	808
Commodity and other risks(4)	1,123	1,133	546
Credit products and risks(5)	158	1,690	(143)
Total	$10,154	$13,885	$8,892

(1)    Includes revenues from government securities and corporate debt, municipal securities, mortgage securities and other debt instruments. Also includes spot and forward trading of currencies and exchange-traded and over-the-counter (OTC) currency options, options on fixed income securities, interest rate swaps, currency swaps, swap options, caps and floors, financial futures, OTC options and forward contracts on fixed income securities.
(2)    Includes revenues from foreign exchange spot, forward, option and swap contracts, as well as foreign currency translation (FX translation) gains and losses.
(3)    Includes revenues from common, preferred and convertible preferred stock, convertible corporate debt, equity-linked notes and exchange-traded and OTC equity options and warrants.
(4)    Primarily includes revenues from crude oil, refined oil products, natural gas and other commodities trades.
(5)    Includes revenues from structured credit products.